Description of Organization and Business Operations - Additional Information (Detail)										1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Mar. 25, 2021 USD ($) $ / shares shares	Mar. 25, 2021 USD ($) $ / shares shares	Mar. 25, 2021 USD ($) $ / shares shares	Mar. 25, 2021 USD ($) key $ / shares shares	Mar. 25, 2021 USD ($) anchor_investors $ / shares shares	Aug. 13, 2020 USD ($) shares	Aug. 13, 2020 USD ($)	Aug. 10, 2020 $ / shares shares	Aug. 07, 2020 USD ($) $ / shares shares	Oct. 31, 2019	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Dec. 31, 2019 USD ($) $ / shares
Organization, Business Operations and Basis of Presentation (Textual)
Other deferred financing costs, net											$ 6,088,000	$ 64,000	$ 64,000		$ 5,068,000
Maturity											185 days
Business combinations aggregate fair market value, percentage											80.00%
Obligation to redeem public shares											100.00%
Advancement of funds											$ 1,000,000,000		1,200,000,000
Outstanding loan											2,200,000,000	1,200,000,000	1,200,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock value
Common stock, value, subscriptions	$ 800,000,000.0	$ 800,000,000.0	$ 800,000,000.0	$ 800,000,000.0	$ 800,000,000.0
Number of investors				2	2
Investment	$ 125,000,000.0	125,000,000.0	$ 125,000,000.0	$ 125,000,000.0	$ 125,000,000.0
Commited capital		700,000,000.0
Shares issued, share, forfeited | shares			3,000,000
Debt Instrument, aggregate principal amount														$ 800,000,000
Line of credit facility, current borrowing capacity														$ 15,000,000.0
Debt instrument, maturity date, description	The A&R Senior Secured Notes will mature no later than February 12, 2023 or, if earlier, 18 months from the Closing.
Warrant or right, outstanding | shares												255,941	255,941
Common stock, voting rights										Effective October 30, 2019, in connection with the SoftBank Transactions, the holders of the shares of Class A Common Stock are entitled to one vote per share and the holders of the shares of Class B, Class C and Class D Common Stock are entitled to three votes per share. Prior to October 30, 2019, holders of Class B and Class C Common Stock were entitled to ten votes per share.
Senior Debt Obligations [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Debt Instrument, aggregate principal amount	$ 550,000,000.0	$ 550,000,000.0	$ 550,000,000.0	$ 550,000,000.0	$ 550,000,000.0
Debt instrument interest rate	7.50%	7.50%	7.50%	7.50%	7.50%
Description of debt instrument condition	It is a condition to the execution of the A&R Senior Secured Note Purchase Agreement that any outstanding SoftBank Senior Secured Notes be redeemed, repurchased or otherwise repaid and canceled at a price of 101% of the principal amount thereof plus accrued and unpaid interest.
Minimum number of days to borrow	30 days
Line of credit facility, current borrowing capacity	$ 50,000,000.0	$ 50,000,000.0	$ 50,000,000.0	$ 50,000,000.0	$ 50,000,000.0
Debt instrument, maturity date	Feb. 12, 2023
Minimum period of debt instrument maturity on the closing of agreement	18 months
Debt instrument, maturity date, description	The A&R Senior Secured Note Purchase Agreement will allow the Company to borrow once every 30 days with minimum draws of $50.0 million. The A&R Senior Secured Notes will mature no later than February 12, 2023 or, if earlier, 18 months from the Closing.
Other Key Anchor Investor and its affiliates [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Investment	$ 125,000,000.0	125,000,000.0	125,000,000.0	125,000,000.0	125,000,000.0
Bow Capital [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Investment	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Commited capital		700,000,000
Obsidian Master Fund and its affiliates [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Investment	$ 10,000,000	$ 10,000,000	$ 10,000,000	$ 10,000,000	$ 10,000,000
Common Class A [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value | $ / shares											$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock value											$ 177,000	$ 42,000	$ 42,000		$ 41,000
Common Class C [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value | $ / shares											$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock value											$ 24,000	$ 25,000	$ 25,000		$ 28,000
Wework Partnership [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Non controlling interest, ownership percentage by noncontrolling owners												100.00%	100.00%
BOWX ACQUISITION CORP [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Net proceeds held in trust account											$ 483,000,000.0	$ 483,000,000.0	$ 483,000,000.0
Maturity												185 days
Business combinations aggregate fair market value, percentage												80.00%
Business combination of voting interest, percentage											50.00%	50.00%	50.00%
Obligation to redeem public shares												100.00%
Business acquisition per share price | $ / shares											$ 10.00	$ 10.00	$ 10.00
Cash in operating account											$ 506,000	$ 900,000	$ 900,000
Liquidity payment											25,000	25,000
Investment income in the trust account											$ 5,000,001	227,000	227,000
Business combination net tangible assets												$ 5,000,001	5,000,001
Business combination period											24 months from the closing of the Initial Public Offering, or August 7, 2022	24 months from the closing of the IPO, or August 7, 2022
Dissolution expenses											$ 100,000	$ 100,000
Advancement of funds											45,000	45,000
Outstanding loan											195,000	195,000	195,000
Offering costs associated with private placement warrants												9,344
Net working capital											$ 2,900,000	$ 0	$ 0
Exercise price | $ / shares											$ 11.50	$ 11.50	$ 11.50
BOWX ACQUISITION CORP [Member] | Chairman and Co-Chief Executive Officer [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Outstanding loan											$ 110,000	$ 150,000	$ 150,000
BOWX ACQUISITION CORP [Member] | Common Class A [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value | $ / shares											$ 0.0001	$ 0.0001	$ 0.0001
Common stock value											$ 507	$ 339	$ 339
Shares issued, price per share | $ / shares												$ 10.00	$ 10.00
WeWork [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Class of warrant or right, exercisable | shares	47,366,404	47,366,404	47,366,404	47,366,404	47,366,404
Exercise price | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, voting rights													100
WeWork [Member] | Common Class A [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Class of warrant or right, exercisable | shares	47,366,404	47,366,404	47,366,404	47,366,404	47,366,404
Exercise price | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
LC Facility [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Warrant or right, outstanding | shares	14,431,991	14,431,991	14,431,991	14,431,991	14,431,991
Shares issued, price per share | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Class of warrant or right, maturity term	10 years
PIPE Investors [Member] | BOWX ACQUISITION CORP [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Trust account per share | $ / shares	$ 10.00	$ 10.00	$ 10.00	10.00	10.00
Business acquisition number of shares | shares			80,000,000
Aggregate merger consideration		$ 800,000,000
New We Work [Member] | BOWX ACQUISITION CORP [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Trust account per share | $ / shares	10.00	$ 10.00	$ 10.00	10.00	10.00
Business acquisition number of shares | shares			655,300,000
Aggregate merger consideration		$ 7,900,000,000
BowX [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock value	$ 9,000,000,000.0	$ 9,000,000,000.0	$ 9,000,000,000.0	$ 9,000,000,000.0	$ 9,000,000,000.0
Net tangible assets	$ 5,000,000.0	$ 5,000,000.0	$ 5,000,000.0	$ 5,000,000.0	$ 5,000,000.0
Class of warrant or right, exercisable | shares	47,366,404	47,366,404	47,366,404	47,366,404	47,366,404
Exercise price | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
BowX [Member] | Private Investment In Public Equity [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Common stock, value, subscriptions	$ 800,000,000.0	$ 800,000,000.0	$ 800,000,000.0	$ 800,000,000.0	$ 800,000,000.0
Common stock, shares subscribed but unissued | shares	80,000,000	80,000,000	80,000,000	80,000,000	80,000,000
BowX [Member] | Common Class A [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
BowX [Member] | Common Class C [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Common stock, par value | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
IPO [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock | shares									42,000,000
Price per share | $ / shares									$ 10.00
Gross proceeds									$ 420,000,000.0
Offering costs									$ 23,600,000
IPO [Member] | BOWX ACQUISITION CORP [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock | shares									42,000,000
Price per share | $ / shares									$ 10.00
Gross proceeds									$ 420,000,000.0
Offering costs									23,600,000
Other deferred financing costs, net									$ 14,700,000
Over Allotment Option [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock | shares						840,000		6,300,000
Price per share | $ / shares								$ 10.00
Gross proceeds						$ 63,000,000.0
Offering costs						$ 3,500,000
Over Allotment Option [Member] | BOWX ACQUISITION CORP [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock | shares						840,000		6,300,000
Price per share | $ / shares								$ 10.00
Gross proceeds						$ 63,000,000.0
Offering costs						3,500,000
Other deferred financing costs, net						2,200,000	$ 2,200,000
Offering costs associated with private placement warrants						$ 1,000
Private Placement warrants [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock | shares									6,933,333
Price per share | $ / shares									$ 1.50
Gross proceeds							1,300,000		$ 10,400,000
Private Placement warrants [Member] | BOWX ACQUISITION CORP [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock | shares									6,933,333
Price per share | $ / shares									$ 1.50
Gross proceeds							$ 1,300,000		$ 10,400,000
Offering costs associated with private placement warrants											$ 8,000	$ 8,000